Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Income before income taxes	$ 2,103	$ 2,735	$ 4,146	$ 4,870
Income taxes at statutory rate (34%)	(715)	(930)	(1,410)	(1,656)
Adjustments that affect the taxes basis:
Tax incentives	579	298	991	767
Addition of tax loss carryforward	182	369	122	213
Equity results	(13)	4	(4)	(3)
Tax effects on temporary differences – Energy Assets			(135)
Effects on tax computation of foreign operations	34	(10)	(78)	(20)
Reclassification of cumulative adjustments to the income statement		(4)	(3)	(22)
Gain on divestment in PTVI		358		358
Other	(35)	(51)	(98)	(51)
Income taxes	32	34	(615)	(414)
Current tax	(285)	(639)	(471)	(1,373)
Deferred tax	$ 317	$ 673	$ (144)	$ 959